Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	₨ 7,481		₨ 7,790
Ending Balance	6,966	$ 92	7,481
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	13,453	178	13,209
Additions	163	2	415
Transfers from Property, Plant and Equipment	113	1	28
Disposals/Adjustments	(2)	0	(64)
Foreign exchange difference	(79)	(1)	(135)
Ending Balance	13,648	180	13,453
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,972	79	5,419
Charge for the year	703	9	682
Transfers from Property, Plant and Equipment	11	0	3
Disposals/Adjustments	(2)	0	(64)
Foreign exchange difference	(2)	0	(68)
Ending Balance	6,682	$ 88	5,972
Port concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,220		4,435
Ending Balance	3,997		4,220
Port concession rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	6,028		6,013
Additions	6		15
Transfers from Property, Plant and Equipment	1
Ending Balance	6,035		6,028
Port concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,808		1,578
Charge for the year	230		230
Foreign exchange difference			0
Ending Balance	2,038		1,808
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	442		483
Ending Balance	533		442
Software licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,593		3,579
Additions	157		78
Transfers from Property, Plant and Equipment	112		28
Disposals/Adjustments	(2)		(64)
Foreign exchange difference	70		(28)
Ending Balance	3,930		3,593
Software licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,151		3,096
Charge for the year	175		147
Transfers from Property, Plant and Equipment	11		3
Disposals/Adjustments	(2)		(64)
Foreign exchange difference	62		(31)
Ending Balance	3,397		3,151
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,819		2,872
Ending Balance	2,436		2,819
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,832		3,617
Additions			322
Foreign exchange difference	(149)		(107)
Ending Balance	3,683		3,832
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,013		745
Charge for the year	298		305
Foreign exchange difference	(64)		(37)
Ending Balance	₨ 1,247		₨ 1,013